Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	$ 28,392.8		$ 28,643.5
Trading Account	1.7		8.0
Contingent Consideration	55.4		50.1
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	28,394.5		28,651.5
Contingent Consideration	55.4		50.1
Fair Value, Measurements, Recurring | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	28,392.8		28,643.5
Trading Account	1.7		8.0
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,917.9		1,784.6
Fair Value, Measurements, Recurring | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4.6		14.1
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	17,528.0		18,638.8
Fair Value, Measurements, Recurring | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	3,524.5		2,618.4
Fair Value, Measurements, Recurring | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,943.9		1,748.0
Fair Value, Measurements, Recurring | Securities Investment | Supranational, Sovereign and Non-U.S. Agency Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	720.6
Fair Value, Measurements, Recurring | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			1,060.7
Fair Value, Measurements, Recurring | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	48.1		92.0
Fair Value, Measurements, Recurring | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,391.8		2,283.9
Fair Value, Measurements, Recurring | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	98.9		97.8
Fair Value, Measurements, Recurring | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	214.5		305.2
Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	1,734.6		965.8
Fair Value, Measurements, Recurring | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	2,865.7		1,756.6
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	237.9		310.3
Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	1,174.9		615.5
Fair Value, Measurements, Recurring | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	2,905.7		1,772.7
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	195.2		249.3
Fair Value, Measurements, Recurring | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			1.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	1,917.9		1,784.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,917.9		1,784.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,917.9		1,784.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	26,377.7		26,769.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	26,376.0		26,761.1
Trading Account	1.7		8.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4.6		14.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	17,528.0		18,638.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	3,524.5		2,618.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,943.9		1,748.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Supranational, Sovereign and Non-U.S. Agency Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	720.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			1,060.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	48.1		92.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,391.8		2,283.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	214.5		305.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	3,103.6		2,066.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	2,865.7		1,756.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	237.9		310.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	3,100.9		2,023.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	2,905.7		1,772.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	195.2		249.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities			1.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	98.9		97.8
Contingent Consideration	55.4		50.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	98.9		97.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	98.9		97.8
Fair Value, Measurements, Recurring | Netting and Collateral | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Assets	(1,369.0)	[1]	(1,101.1)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative Liabilities	$ (1,926.0)	[1]	$ (1,407.5)	[2]

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2013, derivative assets and liabilities shown above also include reductions of $210.7 million and $767.7 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.